Income taxes - Significant components of Income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
U.S. federal current expense (benefit)			$ (231)	$ 0	$ (112)
State current expense (benefit)			(130)	(706)	2,252
Foreign current expense			5,726	13,473	15,098
Total current expense			5,365	12,767	17,238
Deferred:
U.S. federal deferred benefit			(1,564)	(1,564)	(1,696)
State deferred benefit			0	0	(12)
Foreign deferred tax expense			(977)	(1,927)	2,778
Total deferred benefit			(2,541)	(3,491)	1,070
Total income tax expense	$ (308)	$ (2,070)	$ 2,824	$ 9,276	$ 18,308